1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, issued (in thousands)	11,765		11,765		3,319
Common stock, outstanding (in thousands)	11,765		11,765		3,319
Working capital	$ (7,100)		$ (7,100)
Accumulated deficit	(142,075)		(142,075)		(139,555)
Net income (loss)	1,575	$ (126)	(2,445)	$ (3,004)
Stockholders' deficit	$ (13,820)		$ (13,820)		$ (16,935)